Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Profit after tax from continuing operations		£ 3,592	£ 1,810	[1]	£ 1,902	[2]
Items from continuing operations that will never be reclassified to profit or loss:
Remeasurement gains of pension assets and post-retirement benefit obligations		1,313	423		410
Share of other comprehensive income of associates, net of tax	[3]	142	0		0
Tax on items that will never be reclassified to profit or loss		(530)	(277)		(95)
Total items from continuing operations that will never be reclassified to profit or loss		925	146		315
Items from continuing operations that may be reclassified subsequently to profit or loss:
Exchange adjustments		(505)	346		69
Net gains in respect of cash flow hedges		19	70		88
Transferred to profit or loss in respect of cash flow hedges		(3)	(6)		26
Net (losses)/gains on available-for-sale investments		(30)	81		43
Transferred to profit or loss on sale of available-for-sale investments		(73)	(25)		0
Share of net gains taken to equity of associates		5	0		0
Tax on items that may be reclassified subsequently to profit or loss	[3]	33	(34)		(39)
Total items from discontinued operations that may be reclassified subsequently to profit or loss		(554)	432		187
Other comprehensive income for the year, net of tax from continuing operations		371	578		502
Other comprehensive income for the year, net of tax from discontinued operations		0	42		71
Other comprehensive income for the year, net of tax		371	620		573
Total comprehensive income for the year from continuing operations		3,963	2,388		2,404
Total comprehensive income for the year from discontinued operations		(41)	6,026		763
Total comprehensive income for the year		3,922	8,414		3,167
Comprehensive income, attributable to owners of parent		3,922	8,415		3,164
Comprehensive income, attributable to non-controlling interests		0	(1)		3
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans		925	146		315
Continuing operations
Items from continuing operations that may be reclassified subsequently to profit or loss:
Comprehensive income, attributable to owners of parent		3,963	2,389		2,403
Comprehensive income, attributable to non-controlling interests		0	(1)		1
Discontinued operations
Items from continuing operations that will never be reclassified to profit or loss:
Remeasurement gains of pension assets and post-retirement benefit obligations			(75)		129
Tax on items that will never be reclassified to profit or loss			13		(30)
Total items from continuing operations that will never be reclassified to profit or loss			(62)		99
Items from continuing operations that may be reclassified subsequently to profit or loss:
Net gains in respect of cash flow hedges			(106)		(38)
Transferred to profit or loss in respect of cash flow hedges			233		3
Tax on items that may be reclassified subsequently to profit or loss			(23)		7
Total items from discontinued operations that may be reclassified subsequently to profit or loss			104		(28)
Other comprehensive income for the year, net of tax			42		71
Total comprehensive income for the year			6,026		763
Comprehensive income, attributable to owners of parent		(41)	6,026		761
Comprehensive income, attributable to non-controlling interests		0	0		2
UK Gas Distribution (Cadent)
Items from continuing operations that may be reclassified subsequently to profit or loss:
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans		142	0		0
Gains (losses) on cash flow hedges, net of tax		£ 5	£ 0		£ 0

[1]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[3]	The share of other comprehensive income of associates relates to items of other comprehensive income of Cadent (investment through Quadgas HoldCo Limited), comprising £142 million (2017: £nil; 2016: £nil) remeasurement gains on pension assets and post-retirement benefit obligations and a £5 million (2017: £nil; 2016: £nil) net gain in respect of cash flow hedges. Both items are shown net of tax.